SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		6 Months Ended	10 Months Ended	12 Months Ended
	Nov. 23, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Cash and marketable securities held in trust account		$ 203,295,267	$ 203,000,706	$ 203,000,706
Payments of Stock Issuance Costs			582,540
Fair value of representative shares		268,617	268,617
Underwriter discount		8,499,949	8,499,949	8,499,949
Proceeds from initial public offering			197,498,815
Federal depository insurance		250,000	250,000	250,000
Offering costs		582,540
Class A ordinary shares subject to possible redemption		203,295,267
Working capital		184,811	1,555,816	1,555,816
Seamless Group Inc [Member]
Product Information [Line Items]
Working capital deficit		27,600,000	21,500,000	21,500,000	$ 34,800,000
Net liabilities		9,900,000	8,100,000	8,100,000	2,700,000
Working capital		1,800,000	3,300,000	3,300,000
Expected amount from merger transaction		$ 200,000,000		200,000,000
Accounts receivable, credit loss					175,676
Impairment charge				0	0
Impairment of long lived assets				0	0
Advertising and promotion costs				$ 543,793	$ 100,643
Seamless Group Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of concentration credit risk				64.00%	68.00%
Seamless Group Inc [Member] | Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Intangible assets amortized period				5 years
Seamless Group Inc [Member] | Developed Technology Rights [Member]
Product Information [Line Items]
Intangible assets amortized period				7 years
Seamless Group Inc [Member] | Trademarks and Trade Names [Member]
Product Information [Line Items]
Intangible assets amortized period				10 years
IPO [Member]
Product Information [Line Items]
Proceeds from initial public offering	$ 202,998,782		$ 202,998,782